Investment Contracts Insurance Liabilities And Insurance Annuity Benefits	12 Months Ended
Dec. 31, 2014
Liability For Future Policy Benefits And Unpaid Claims And Claims Adjustment Expense Abstract
LiabilityForFuturePolicyBenefitsAndUnpaidClaimsDisclosureTextBlock

NOTE 11. INVESTMENT CONTRACTS, INSURANCE LIABILITIES AND INSURANCE ANNUITY BENEFITS

Investment contracts, insurance liabilities and insurance annuity benefits comprise mainly obligations to annuitants and policyholders in our run-off insurance operations and holders of guaranteed investment contracts.

December 31 (In millions)	2014	2013

Investment contracts	$2,970	$3,144
Guaranteed investment contracts	1,000	1,471
Total investment contracts	3,970	4,615
Life insurance benefits(a)	20,688	18,959
Other(b)	3,369	3,405
	28,027	26,979
Eliminations	(449)	(435)
Total	$27,578	$26,544

  Life insurance benefits are accounted for mainly by a net-level-premium method using estimated yields generally ranging from 3.0% to 8.5% in both 2014 and 2013.
  Substantially all unpaid claims and claims adjustment expenses and unearned premiums.

When insurance affiliates cede insurance risk to third parties, such as reinsurers, they are not relieved of their primary obligation to policyholders. When losses on ceded risks give rise to claims for recovery, we establish allowances for probable losses on such receivables from reinsurers as required. Reinsurance recoverables are included in the caption “Other GECC receivables" on our Statement of Financial Position, and amounted to $1,759 million and $1,685 million at December 31, 2014 and 2013, respectively.

We recognize reinsurance recoveries as a reduction of the Statement of Earnings caption “Investment contracts, insurance losses and insurance annuity benefits.” Reinsurance recoveries were $240 million, $250 million and $234 million in December 31, 2014, 2013 and 2012, respectively.